SHARE BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding at beginning of period (in shares)	6,379,785	7,271,905	3,827,222
Granted (in shares)	0	1,403,211	4,208,660
Exercised (in shares)	(914,908)	(1,393,798)	(329,054)
Forfeited (in shares)	(1,213,889)	(901,533)	(434,923)
Outstanding at end of period (in shares)	4,250,988	6,379,785	7,271,905	3,827,222
Options vested and exercisable (in shares)	2,984,461
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 11.6	$ 7.4	$ 0.8
Granted (in dollars per share)	0	27.2	13.1
Exercised (in dollars per share)	4.6	1.1	1.1
Forfeited (in dollars per share)	25.6	18.0	6.2
Outstanding, ending balance (in dollars per share)	7.2	$ 11.6	$ 7.4	$ 0.8
Options vested and exercisable (dollars per share)	$ 4.9
Weighted Average Remaining Contractual Term (Years)
Options outstanding	7 years 2 months 12 days	8 years 3 months 18 days	8 years 10 months 24 days	9 years 1 month 6 days
Options vested and exercisable	7 years 1 month 6 days
Aggregate Intrinsic Value (000’s)
Beginning balance	$ 19,895	$ 184,841	$ 2,905
Ending balance	43,940	$ 19,895	$ 184,841	$ 2,905
Options vested and exercisable	$ 37,770
Options to restricted shares
Number of Options
Outstanding at beginning of period (in shares)	20,217,940	20,430,614	0
Granted (in shares)	0	138,818	20,430,614
Exercised (in shares)	(10,332)	0	0
Forfeited (in shares)	(161,528)	(351,492)	0
Outstanding at end of period (in shares)	20,046,080	20,217,940	20,430,614	0
Options vested and exercisable (in shares)	16,484,445
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 19.68	$ 19.92	$ 0
Granted (in dollars per share)	0	25.80	19.92
Exercised (in dollars per share)	15.36	0	0
Forfeited (in dollars per share)	36.12	37.68	0
Outstanding, ending balance (in dollars per share)	19.44	$ 19.68	$ 19.92	$ 0
Options vested and exercisable (dollars per share)	$ 19.20
Weighted Average Remaining Contractual Term (Years)
Options outstanding	7 years 2 months 12 days	8 years 2 months 12 days	9 years 3 months 18 days	0 years
Options vested and exercisable	7 years 2 months 12 days
Aggregate Intrinsic Value (000’s)
Beginning balance	$ 0	$ 1,526	$ 0
Ending balance	0	$ 0	$ 1,526	$ 0
Options vested and exercisable	$ 0